Cost and Expenses by Nature - Summary of Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	$ 4,217,417	$ 3,038,373
Depreciation of right-of-use asset	1,026,971	796,182	$ 598,031
Cost of sales	65,509,469	48,062,913	37,038,542
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	65,193,690	47,815,263	36,854,490
Depreciation of properties, furniture, equipment, and leasehold improvements	195,252	124,490	94,121
Depreciation of right-of-use asset	120,527	123,160	89,931
Cost of sales	$ 65,509,469	$ 48,062,913	$ 37,038,542